DERIVATIVE FINANCIAL INSTRUMENTS - Change in Fair Values of Derivative Instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains on Derivative Financial Assets	$ 9
Unrealized Losses on Derivative Financial Liabilities	0
Net Change	9	$ 10
Interest rate swaps and other
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains on Derivative Financial Assets	9
Unrealized Losses on Derivative Financial Liabilities	0
Net Change	$ 9	$ 10